CONCENTRATIONS	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATIONS

20. CONCENTRATIONS

For the six months ended June 30, 2026 and 2025, no single customer accounted for greater than 10% of total revenues. The Company’s top five customers in aggregate accounted for 29% and 29% of the Company’s revenues, for each of the six months ended June 30, 2026 and 2025, respectively.

The Company’s top five customers in aggregate accounted for 21% of total accounts receivable as of June 30, 2026, No single customer accounted for greater than 10% of accounts receivable as of June 30, 2026. The Company’s top five customers in aggregate accounted for 26% of total accounts receivable as of December 31, 2025. No single customer accounted for greater than 10% of accounts receivable as of December 31, 2025.

For the six months ended June 30, 2026 and 2025, approximately 32% and 100%, respectively, of total purchases were from five unrelated suppliers. No single supplier accounted for greater than 10% of total purchases as of June 30, 2026, and two suppliers each accounted for 83% and 15%, respectively, of total purchases for the six months ended June 30, 2025.